Accumulated Other Comprehensive Income (Loss) - Accumulated Other Comprehensive Income (Loss) (Detail) $ in Millions	12 Months Ended
Mar. 31, 2017 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 0.8
Other comprehensive loss	(3.0)
Ending balance	(2.2)
Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	0.3
Ending balance	0.3
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	0.5
Other comprehensive loss	(3.0)
Ending balance	$ (2.5)